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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                     1275 Pennsylvania Avenue NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                                  www.sablaw.com

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sablaw.com


December 22, 2006


VIA EDGAR TRANSMISSION


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:    Pre-Effective Amendment No. 1
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File No. 333-137968 (PrimElite IV)


Commissioners:


On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing via EDGAR under the Securities Act of 1933, as amended (the "Securities Act"), Pre-Effective Amendment No. 1 to the Account's registration statement on Form N-4 (the "Amendment") for the purpose of registering an individual flexible premium deferred variable annuity contract under the Securities Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. In addition, we have revised the prospectus and Statement of Additional Information to finalize the fee table and examples, and make other clarifying or stylistic changes. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-registration statement to December 27, 2006, or as soon as thereafter is reasonably practicable. The Company would very much appreciate any assistance the SEC staff could provide in meeting such requests.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 383-0590 or Aneal Krishnamurthy at (202) 383-0538.


Sincerely,


/s/ W. Thomas Conner
--------------------
W. Thomas Conner

Attachment

cc:    John B. Towers, Esq.
       Michele H. Abate, Esq.
       Marie C. Swift, Esq.